Long-term Investments - Schedule of Other Equity Investments (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Other equity investments
Other equity investments	¥ 38,000,000	¥ 38,000,000
EEO Group
Other equity investments
Other equity investments	¥ 38,000,000	¥ 38,000,000